CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Operations [Abstract]
OPERATING REVENUES	$ 29,538	$ 57,650	$ 57,533
OPERATING EXPENSES:
Voyage expenses	(807)	(1,887)	(1,394)
Commissions	(1,777)	(3,357)	(3,089)
Vessel operating expenses	(14,563)	(18,607)	(17,813)
Depreciation expense (Note 5)	(8,664)	(15,365)	(16,006)
Amortization of deferred charges (Note 8)	(915)	(1,888)	(1,742)
Management and other fees to a related party (Note 4)	(1,900)	(1,978)	(1,874)
General and administrative expenses	(4,734)	(4,494)	(4,156)
Provision and write-offs of insurance claims and bad debts	(133)	(1,250)	0
Gains on sale of vessel (Note 5)	1,561	807	0
Vessel impairment loss (Notes 5,6)	(69,998)	(26,631)	0
Impairment of advances for vessels under construction (Note 7)	(11,717)	0	0
Income (loss) from operations	(84,109)	(17,000)	11,459
OTHER INCOME (EXPENSE):
Interest and finance costs	(4,003)	(4,375)	(4,323)
Loss on derivative instruments (Note 9)	(178)	(465)	(111)
Interest income	4	37	24
Other	90	(18)	(190)
Other income (expense)	(4,087)	(4,821)	(4,600)
Net income (loss)	$ (88,196)	$ (21,821)	$ 6,859
Basic earnings (loss) per share (in dollars per share)	$ (13.60)	$ (3.46)	$ 1.35
Diluted earnings (loss) per share (in dollars per share)	$ (13.60)	$ (3.46)	$ 1.35
Basic weighted average number of shares (in shares)	6,485,072	6,313,606	5,092,772
Diluted weighted average number of shares (in shares)	6,485,072	6,313,606	5,092,772